UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22466

ASGI Agility Income Fund
(Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc. 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 440-7460

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ASGI Agility Income Fund Schedule of Investments (unaudited) As of June 30, 2014

Strategy	Investments	Shares	Cost	Fair Value
Mutual Funds 30.00% Equity - 13.33%
Lazard Global Listed Infrastructure Portfolio		1,796,091	$22,529,322	$26,546,231
The GMO Quality Fund		1,093,177	25,564,059	28,827,072
				55,373,303
Fixed Income - 16.67%
Federated Bond Fund		1,458,888	13,516,687	14,005,328
Harbor High-Yield Bond Fund		1,815,838	19,840,342	20,101,323
Stone Harbor Emerging Market Debt Fund		1,886,928	20,940,094	21,020,375
Stone Harbor Local Market Fund		1,404,839	15,002,346	14,118,636
				69,245,662
Offshore Funds - 49.71% Diversified/Multi-Strategy - 7.86%
York Total Return Unit Trust**			26,500,000	32,673,666
				32,673,666
Fixed Income - 32.65%
Arrowpoint Income Opportunity Fund, Ltd.			17,508,069	20,199,086
Beach Point Dynamic Income Offshore Fund Ltd.			33,000,000	36,761,869
Eaton Vance Institutional Senior Loan Fund			19,342,944	19,565,663
Good Hill Overseas Fund Ltd.			28,000,000	29,203,783
Halcyon Senior Loan Fund I Offshore Ltd.			28,481,365	29,915,900
				135,646,301
Macro - 5.04%
Graham Global Investment Fund II SPC Ltd.**			20,500,000	20,931,558

Reinsurance - 4.16%
AQR Risk Balanced Reinsurance Fund Ltd.			16,586,087	17,269,736
Total Investments (Cost $307,311,315*) - 79.71%				331,140,226
Other Assets and Liabilities, net - 20.29%				84,297,174
Net Assets - 100.00%				$415,437,400

Percentages shown are stated as a percentage of net assets as of June 30, 2014.

*	The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2014, as computed for federal tax purposes, were as follows:

**	Non-income producing securities.

Aggregate cost	$313,853,423

Gross unrealized appreciation	$18,423,719
Gross unrealized depreciation	(1,136,916)
Net unrealized appreciation	$17,286,803

ASGI Agility Income Fund Schedule of Investments (unaudited) (continued) As of June 30, 2014

Investments by Strategy (as a percentage of total investments)
Mutual Funds
Fixed Income	20.91%
Equity	16.72
Total Mutual Funds Offshore Funds	37.63
Fixed Income	40.96
Diversified/Multi-Strategy	9.87
Macro	6.32
Reinsurance	5.22
Total Offshore Funds	62.37
100.00%

Equity Swaps Outstanding as of June 30, 2014:
Counterparty	Reference Entity/Obligation	Buy/ Sell	Floating Rate Index	Pay/ Receive Floating	Termination Date	Notional Amount	Fair Value
Credit Suisse International	HTUSDVYY Index	Buy	1-month USD-LIBOR_BBA	Pay	10/3/2014	$34,456,509	$3,160,727
Credit Suisse International	The Cushing 30 MLP Index	Buy	1-month USD-LIBOR_BBA	Pay	10/3/2014	18,550,474	3,869,114
Morgan Stanley Capital Services Inc.	The Cushing 30 MLP Index	Buy	Fed Funds effective	Pay	10/3/2014	19,284,410	4,026,737
							$11,056,578

Net realized gain/(loss) and net change in unrealized appreciation/(depreciation) from investments in derivative instruments for the nine months ended June 30, 2014 were as follows:

Net Realized Gain/(Loss) on Derivative Instruments Recognized in Income on the Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Swaps
Equity Contracts	$2,006,573

Net Change in Unrealized Appreciation/(Depreciation) on Derivative Instruments Recognized in Income on the Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Swaps
Equity Contracts	$11,056,578

ASGI Agility Income Fund Schedule of Investments (unaudited) (continued) As of June 30, 2014

Fair Value Measurements

The ASGI Agility Income Fund (the "Fund") measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Fund invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds ("Offshore Funds") and exchange traded products (collectively, "Investment Funds").

Alternative Strategies Group, Inc. (the "Adviser") considers subscription and redemption rights, including any restrictions on the disposition of the interest, in its determination of the fair value of investments in Investment Funds. Investments in Investment Funds are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date. Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of period end. All other investments in Investment Funds are classified as Level 3.

The fair value of equity swaps can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these equity swaps within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.

ASGI Agility Income Fund Schedule of Investments (unaudited) (continued) As of June 30, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments and other financial instruments as of June 30, 2014 is as follows:

Description	Total Fair Value at June 30, 2014	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Mutual Funds
Equity	$55,373,303	$55,373,303	$–	$–
Fixed Income	69,245,662	69,245,662	–	–

Offshore Funds
Diversified/Multi-Strategy	32,673,666	–	32,673,666	–
Fixed Income	135,646,301	–	111,712,463	23,933,838
Macro	20,931,558	–	20,931,558	–
Reinsurance	17,269,736	–	–	17,269,736
Total Investment Funds	331,140,226	124,618,965	165,317,687	41,203,574

Equity Swaps
Index	11,056,578	–	11,056,578	–
Total Investments	$342,196,804	$124,618,965	$176,374,265	$41,203,574

There were no transfers between Level 1 and Level 2 during the nine month period ended June 30, 2014.

The following is a reconciliation of Level 3 investments for which the Fund cannot redeem its investment within 90 days of period end:

	Balance, as of October 1, 2013	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers out of Level 3	Balance, as of June 30, 2014
Investments in Investment Funds
Fixed Income	$–	$–	$1,203,784	$28,000,000	$–	$–	$(5,269,946)	$23,933,838
Reinsurance	16,852,700	–	417,036	–	–	–	–	17,269,736
Total	$16,852,700	$–	$1,620,820	$28,000,000	$–	$–	$(5,269,946)	$41,203,574

The following table is the net change in unrealized appreciation/(depreciation) for the period ended June 30, 2014 related to Level 3 investments in Investment Funds still held by the Fund as of June 30, 2014:

Investments in Investment Funds	Net change in unrealized appreciation/ (depreciation)
Fixed Income	$933,838
Reinsurance	417,036
Total	$1,350,874

ASGI Agility Income Fund Schedule of Investments (unaudited) (continued) As of June 30, 2014

All transfers out of Level 3 during the period were due to expiry of lock-up terms on certain Investment Funds and a portion of the Fund's investment in these Investment Funds now being available for withdrawal within 90 days of period end.
Accounting Standards Update ("ASU") 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the net asset value per share (the "NAV"), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity's measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity's measurement date as the fair value of the investment.

While redemptions from the Investment Funds are typically permitted daily, monthly, quarterly or semi- annually, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund. Moreover, certain Offshore Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Offshore Funds. No such restrictions were in place as of or during the nine month period ended June 30, 2014. The Fund had no unfunded capital commitments as of June 30, 2014.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of June 30, 2014:

Diversified/Multi-strategies  generally include investments in macro, equity long/short, fixed income, event-driven, credit, distressed and high yield strategies.

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Fixed Income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt. Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

Macro strategies generally include investments with trading managers who attempt to identify extreme price valuations in stock markets, interest rates, foreign exchange rates and physical commodities, and make leveraged bets on the anticipated price movements in these markets. To identify extreme price valuations, trading managers generally employ a top-down global approach that concentrates on forecasting how global macroeconomic and political events affect the valuations of financial instruments.

Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to insurance risk.

Please refer to the September 30, 2013 audited financial statements for full disclosure on the Fund's portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ASGI Agility Income Fund

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 28, 2014

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	August 28, 2014

* Print the name and title of each signing officer under his or her signature.